UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                 Check here if Amendment  [ ]; Amendment Number:
         This Amendment (check only one.) [ ] is a restatement
                                          [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           1680 38th Street, Suite 800
                             Boulder, Colorado 80301
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller      Boulder, Colorado     August 11, 2005
    (Signature)              (City, State)           (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $393,898  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                   (d/b/a Stewart Investment Advisers)

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                           FORM 13F INFORMATION TABLE
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   ---------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                           OF                    (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS                                                                              -----------------------
                                                                                                              SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------

   ANHEUSER BUSCH COS INC  COM     035229103     18,026     394,000    SH           DEFINED      1                   394,000

   APARTMENT  INVT & MGMT
   CO                      CL A    03748R101     4          100        SH           DEFINED      1                   100

   ARCHSTONE SMITH TR      COM     039583109     5,793      150,000    SH           DEFINED      1                   150,000

   ARDEN RLTY INC          COM     039793104     1,619      45,000     SH           DEFINED      1                   45,000

   AVALONBAY COMNTYS INC   COM     053484101     3,798      47,000     SH           DEFINED      1                   47,000

   BERKSHIRE HATHAWAY INC  CL A    084670108     86,005     1,030      SH           DEFINED      1                   1,030

   BERKSHIRE HATHAWAY INC  CL B    084670207     23,409     8,410      SH           DEFINED      1                   8,410

   BLACKROCK ADVANTAGE
   TERM TR                 COM     09247A101     10         1,000      SH           DEFINED      1                   1,000

   BLAIR CORP              COM     092828102     4          100        SH           DEFINED      1                   100

   BRISTOL MEYERS SQUIBB
   CO                      COM     110122108     2,623      105,000    SH           DEFINED      1                   105,000

                           DEPOSITORY
   CEDAR FAIR LP           UNIT    150185106     3          100        SH           DEFINED      1                   100

   CITIGROUP INC           COM     172967101     13,562     293,360    SH           DEFINED      1                   293,360

   CORNERSTONE STRATEGIC
   VALUE                   COM     21924B104     1          181        SH           DEFINED      1                   181

   CORNERSTONE TOTAL
   RTRN FD IN              COM     21924U102     1          55         SH           DEFINED      1                   55

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     5,930      100,000    SH           DEFINED      1                   100,000

   DORAL FINL CORP         COM     25811P100     3,887      235,000    SH           DEFINED      1                   235,000

                           COM
   DUKE REALTY CORP        NEW     264411505     3          100        SH           DEFINED      1                   100

   EAGLE MATERIALS INC     COM     26969P108     463        5,000      SH           DEFINED      1                   5,000

   EATON CORP              COM     278058102     12,040     201,000    SH           DEFINED      1                   201,000

   EQUITY OFFICE
   PROPERTIES TR           COM     294741103     3          100        SH           DEFINED      1                   100

   FEDERATED INVS INC PA   CL B    314211103     4,802      160,000    SH           DEFINED      1                   160,000

   FIDELITY NATIONAL
   FINL INC                COM     316326107     3,515      98,500     SH           DEFINED      1                   98,500

   FIRST AMER CORP CALIF   COM     318522307     6,422      160,000    SH           DEFINED      1                   160,000

   FIRST INDUSTRIAL
   REALTY TRUST            COM     32054K103     17,995     451,000    SH           DEFINED      1                   451,000

   FOREST LABS INC         COM     345838106     4,662      120,000    SH           DEFINED      1                   120,000

   GABELLI UTIL TR         COM     36240A101     1          100        SH           DEFINED      1                   100

   H & R BLOCK INC         COM     093671105     2,626      45,000     SH           DEFINED      1                   45,000

   HEALTH  CARE PPTY INVS
   INC                     COM     421915109     2,542      94,000     SH           DEFINED      1                   94,000

   HEALTHCARE RLTY TR      COM     421946104     1,429      37,000     SH           DEFINED      1                   37,000

   HEINEKEN                FOREIGN 7108048       3,919      126,780    SH           DEFINED      1                   126,780

                           COM SH BEN
   HOSPITALITY PPTYS TR    INT     44106M102     19,787     449,000    SH           DEFINED      1                   449,000

                           COM SH BEN
   HRPT PPTYS TR           INT     40426W101     20,385     1,640,000  SH           DEFINED      1                   1,640,000

                           SH BEN
   LIBERTY PPTY TR         INT     531172104     975        22,000     SH           DEFINED      1                   22,000

   MACK CALI RLTY CORP     COM     554489104     159        3,500      SH           DEFINED      1                   3,500

   MARSH & MCLENNAN CO
   INC                     COM     571748102     6,233      225,000    SH           DEFINED      1                   225,000

   MERCK & CO INC          COM     589331107     6,622      215,000    SH           DEFINED      1                   215,000

   MILLS CORP              COM     601148109     6          100        SH           DEFINED      1                   100

   MORGAN STANLEY EMER
   MKT FD                  COM     61744H105     1          100        SH           DEFINED      1                   100

   NEW PLAN EXCEL RLTY TR  COM     648053106     27         1,000      SH           DEFINED      1                   1,000

   PAN PACIFIC RETAIL
   PPTYS INC               COM     69806L104     5,974      90,000     SH           DEFINED      1                   90,000

   PEPSI BOTTLING GROUP
   INC                     COM     713409100     5,722      200,000    SH           DEFINED      1                   200,000

   PFIZER INC              COM     717081103     7,336      266,000    SH           DEFINED      1                   266,000

                           SH BEN
   PRENTISS PPTYS TR       INT     740706106     8,239      226,100    SH           DEFINED      1                   226,100

   PROVIDIAN FINL CORP     COM     74406A102     12,306     698,000    SH           DEFINED      1                   698,000

   REGENCY CTRS CORP       COM     758849103     5,148      90,000     SH           DEFINED      1                   90,000

   SARA LEE CORP           COM     803111103     1,189      60,000     SH           DEFINED      1                   60,000

   SCHERING PLOUGH CORP    COM     806605101     5,032      264,000    SH           DEFINED      1                   264,000

   SIMON PPTY GROUP INC
   NEW                     COM     828806109     2          29         SH           DEFINED      1                   29

                           PFD
   SIMON PPTY GROUP INC    CONV
   NEW                     I 6%    828806802     2          30         SH           DEFINED      1                   30

   SUN COMMUNITIES INC     COM     866674104     1,562      42,000     SH           DEFINED      1                   42,000

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106     3          100        SH           DEFINED      1                   100

   TORCHMARK CORP          COM     891027104     6,264      120,000    SH           DEFINED      1                   120,000

   TRIZEC PROPERTIES INC   COM     89687P107     226        11,000     SH           DEFINED      1                   11,000

                           NY SHS
   UNILEVER N V            NEW     904784709     5,186      80,000     SH           DEFINED      1                   80,000

   WAL MART STORES INC     COM     931142103     11,207     232,500    SH           DEFINED      1                   232,500

   WASHINGTON MUT INC      COM     939322103     8,301      204,000    SH           DEFINED      1                   204,000

   WESCO FINL CORP         COM     950817106     180        500        SH           DEFINED      1                   500

   YUM BRANDS INC          COM     988498101     30,727     590,000    SH           DEFINED      1                   590,000


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